Risk management - Brazil - Expected losses based on prospective information (Details) - BRAZIL - payment	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Banco Santander (Brasil) S.A
Credit risk
Minimum period of irregular positions to consider significant increase in risk	30 days
Banco Santander (Brasil) S.A | Real State, Consigned and Financial portfolio
Credit risk
Minimum period of irregular positions to consider significant increase in risk	60 days
South America | Banco Santander (Brasil) S.A
Credit risk
Number of prospective macroeconomic scenarios	3
Evolution projection period (in years)	5 years
South America | Banco Santander (Brasil) S.A | Pessimistic scenario
Credit risk
Interest rate (as a percent)	8.70%	11.00%
Unemployment rate (as a percent)	16.48%	16.30%
Housing price change (as a percent)	(1.24%)	(1.40%)
GDP growth (as a percent)	(1.40%)	(1.20%)
Burden income (as a percent)	21.70%
Percentage of weightings associated with the macroeconomic scenarios	10.00%	10.00%
South America | Banco Santander (Brasil) S.A | Base scenario
Credit risk
Interest rate (as a percent)	5.60%	7.70%
Unemployment rate (as a percent)	9.58%	9.90%
Housing price change (as a percent)	2.69%	4.30%
GDP growth (as a percent)	2.38%	2.40%
Burden income (as a percent)	20.40%
Percentage of weightings associated with the macroeconomic scenarios	80.00%	80.00%
South America | Banco Santander (Brasil) S.A | Optimistic scenario
Credit risk
Interest rate (as a percent)	4.45%	6.00%
Unemployment rate (as a percent)	8.04%	8.60%
Housing price change (as a percent)	6.39%	5.90%
GDP growth (as a percent)	4.41%	3.50%
Burden income (as a percent)	19.02%
Percentage of weightings associated with the macroeconomic scenarios	10.00%	10.00%
Consumer loans | South America
Credit risk
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	0.73%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(0.20%)
Change in provision assuming 100bp decrease in burden income rate (as a percent)	(1.00%)
Change in provision assuming 100bp increase in burden income rate (as a percent)	2.17%
Corporate loans | South America
Credit risk
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	0.54%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(0.23%)
Change in provision assuming 100bp decrease in burden income rate (as a percent)	0.07%
Change in provision assuming 100bp increase in burden income rate (as a percent)	0.45%